Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pretax (loss) income in the Netherlands	$ (731)	$ 20,624	$ 63,676
Pretax income from foreign operations	490,996	100,523	366,133
Income before income tax expense	$ 490,265	$ 121,147	$ 429,809